Schedule of Investments
as of September 30, 2025 (Unaudited)
The European Equity Fund, Inc.
Shares Value ($)
Common Stocks 91.4%
Germany 28.9%
Aerospace & Defense 4.4%
MTU Aero Engines AG 2,883 1,324,071
Rheinmetall AG 1,002 2,336,252
3,660,323
Automobiles 1.3%
Bayerische Motoren Werke AG 10,646 1,068,682
Electrical Equipment 3.0%
Siemens Energy AG* 22,010 2,570,956
Health Care Providers & Services 2.2%
Fresenius SE & Co KGaA 33,105 1,843,626
Industrial Conglomerates 1.7%
Siemens AG (Registered) 5,257 1,415,642
Insurance 1.5%
Allianz SE (Registered) 3,047 1,279,464
Machinery 2.7%
KION Group AG 17,380 1,173,115
RENK Group AG 10,358 1,066,180
2,239,295
Multi-Utilities 2.3%
E.ON SE 101,509 1,909,996
Pharmaceuticals 0.8%
Bayer AG (Registered) 19,979 662,652
Semiconductors & Semiconductor Equipment 1.4%
Infineon Technologies AG 30,076 1,173,165
Software 5.7%
Nemetschek SE 8,199 1,067,337
SAP SE 13,872 3,714,363
4,781,700
Textiles, Apparel & Luxury Goods 1.9%
adidas AG 7,838 1,652,071
Total Germany (Cost $20,055,717) 24,257,572
France 19.5%
Banks 1.8%
Societe Generale SA 22,396 1,483,004

Shares Value ($)
Chemicals 2.0%
Air Liquide SA 7,974 1,656,940
Construction & Engineering 2.2%
Vinci SA 13,416 1,859,182
Diversified Telecommunication Services 2.0%
Orange SA 104,071 1,688,590
Health Care Equipment & Supplies 1.5%
EssilorLuxottica SA 3,849 1,248,125
Insurance 5.1%
AXA SA 46,003 2,196,548
SCOR SE 60,000 2,114,820
4,311,368
Media 1.5%
Publicis Groupe SA 12,750 1,223,564
Personal Care Products 1.5%
L'Oreal SA 2,872 1,243,434
Textiles, Apparel & Luxury Goods 1.9%
Hermes International SCA 662 1,620,124
Total France (Cost $13,739,029) 16,334,331
Netherlands 11.9%
Aerospace & Defense 3.2%
Airbus SE 11,706 2,714,917
Banks 3.7%
ABN AMRO Bank NV (CVA) 144A 67,370 2,156,920
ING Groep NV 33,777 876,037
3,032,957
Professional Services 1.5%
Wolters Kluwer NV 9,458 1,290,683
Semiconductors & Semiconductor Equipment 3.5%
ASML Holding NV 3,003 2,921,723
Total Netherlands (Cost $6,933,887) 9,960,280
United Kingdom 10.9%
Banks 3.5%
HSBC Holdings PLC 207,075 2,912,871
Electric Utilities 2.5%
SSE PLC 90,064 2,111,310
Media 1.0%
Informa PLC 67,813 837,614

Shares Value ($)
Metals & Mining 1.0%
Anglo American PLC 23,825 893,173
Oil, Gas & Consumable Fuels 1.0%
Shell PLC 22,737 809,995
Pharmaceuticals 1.9%
AstraZeneca PLC 10,638 1,601,241
Total United Kingdom (Cost $6,168,643) 9,166,204
Italy 8.7%
Automobiles 0.8%
Ferrari NV 1,294 625,764
Banks 4.6%
Intesa Sanpaolo SpA 309,588 2,042,008
UniCredit SpA 24,590 1,862,589
3,904,597
Electrical Equipment 3.3%
Prysmian SpA 27,946 2,763,946
Total Italy (Cost $5,437,813) 7,294,307
Spain 3.9%
Banks 2.7%
Banco Santander SA 220,714 2,301,178
Transportation Infrastructure 1.2%
Aena SME SA 144A 37,013 1,011,933
Total Spain (Cost $1,942,713) 3,313,111
Sweden 2.5%
Banks 0.9%
Swedbank AB ''A'' 24,984 751,958
Entertainment 1.6%
Spotify Technology SA* 1,904 1,321,966
Total Sweden (Cost $1,562,787) 2,073,924
United States 2.0%
Construction Materials 2.0%
CRH PLC (Cost $1,108,618) (a) 14,401 1,722,180
Ireland 1.6%
Passenger Airlines 1.6%
Ryanair Holdings PLC (Cost $1,285,841) 45,306 1,314,781

Shares Value ($)
Switzerland 1.5%
Pharmaceuticals 1.5%
Novartis AG (Registered) (Cost $1,048,898) 9,998 1,257,695
Total Common Stocks (Cost $59,283,946) 76,694,385
Cash Equivalents 8.1%
DWS Central Cash Management Government Fund, 4.18%
(Cost $6,821,101) (b) 6,821,101 6,821,101
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $66,105,047) 99.5 83,515,486
Other Assets and Liabilities, Net
0.5 392,667
Net Assets
100.0 83,908,153
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
September 30, 2025 are as follows:
Net
Change
Value ($) at
12/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
9/30/2025
Value ($)
at
9/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.05%
(b) (c)
263,920 – 263,920 (d) – – 7,708 – – –
Cash Equivalents 8.1%
DWS Central Cash Management Government Fund, 4.18% (b)
1,828,248 28,430,170 23,437,317 – – 114,623 – 6,821,101 6,821,101
2,092,168 28,430,170 23,701,237 – – 122,331 – 6,821,101 6,821,101

(e) See Schedule of Investments for additional detailed categorizations .
* Non-income producing security.
(a) CRH PLC is incorporated in Ireland and is listed on the New York Stock Exchange and the London Stock Exchange.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Credit Valuation Adjustment.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the
Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Germany $ 24,257,572 $ — $ — $ 24,257,572
France 16,334,331 — — 16,334,331
Netherlands 9,960,280 — — 9,960,280
United Kingdom 9,166,204 — — 9,166,204
Italy 7,294,307 — — 7,294,307
Spain 3,313,111 — — 3,313,111
Sweden 2,073,924 — — 2,073,924
United States 1,722,180 — — 1,722,180
Ireland 1,314,781 — — 1,314,781
Switzerland 1,257,695 — — 1,257,695
Short-Term Instruments (e) 6,821,101 — — 6,821,101
Total $ 83,515,486 $ — $ — $ 83,515,486

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
EEA-PH3